Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus performance

As required by Section 953(a) of the Dodd-Frank Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain company financial performance metrics. For further information concerning our pay-for-performance philosophy and how we align executive compensation with company financial performance, refer to the Compensation Discussion and Analysis, beginning on page 44.
The following table provides information showing the relationship during 2022, 2021 and 2020 between (1) executive compensation “actually paid” (as defined by SEC rule and further described below) to (a) each person serving as our principal executive officer or PEO (also referred to as our CEO) and (b) our non-PEO named executive officers (also referred to below as other NEOs), on an average basis, and (2) the company’s financial performance. The company’s selected performance measure included in the chart below is Return on Equity (ROE), as adjusted, as described in the Compensation Discussion and Analysis section above. Information presented in this section will not be deemed to be incorporated by reference into any of our filings under the Securities Act of 1933, as amended, or the Exchange Act, except as we may specifically do so by reference to this section.
Year	Summary compensation table total for PEO1	Compensation actually paid to PEO1	Average summary compensation table total for non-PEO named executive officers2	Average compensation actually paid to non-PEO named executive officers2	Value of initial fixed $100 investment based on:		Net income (in millions)4	Company selected performance measure (Adjusted ROE)
					Company total shareholder return (TSR)	Peer Group TSR3
20225	$16,157,514	$14,217,402	$5,859,631	$5,004,351	$83	$98	$5,825	15.9%
20215	$19,166,276	$21,662,399	$5,810,359	$7,353,727	$102	$124	$7,963	13.3%
20205	$16,752,753	$8,176,718	$4,747,969	$2,926,730	$82	$90	$4,959	13.0%

1.
Andrew Cecere served as our CEO for the entirety of 2022, 2021 and 2020.

2.
The NEOs included in this calculation for each year are:

2022 — Terrance R. Dolan, Jeffry H. von Gillern, Gunjan Kedia and Timothy A. Welsh
2021 — Terrance R. Dolan, Jeffry H. von Gillern, Gunjan Kedia and Shailesh M. Kotwal
2020 — Terrance R. Dolan, Jeffry H. von Gillern, Gunjan Kedia and Timothy A. Welsh
3.
The peer group TSR is based on the KBW Nasdaq Bank Index.

4.
The additional table below sets forth each of the amounts required by SEC rule to be deducted from and added to the amount of total compensation as reflected in the Summary Compensation Table, to calculate Compensation Actually Paid. Because the PRSUs are earned based on specified performance-criteria, in computing these amounts with respect to PRSUs, (i) total fair value (FV) as of year-end is based on the updated expected payout of the PRSUs using data through year-end, and (ii) total FV as of the vesting date is based on the number of shares actually earned based on performance. There were no other assumptions made in the valuation of equity awards, including RSUs and stock options, that differs materially from those disclosed as of the grant date of such equity awards.

	2022		2021		2020
	PEO	Other NEOs Average	PEO	Other NEOs Average	PEO	Other NEOs Average
Total Compensation for covered fiscal year (FY) from Summary Compensation Table (SCT)	$16,157,514	$5,859,631	$19,166,276	$5,810,359	$16,752,753	$4,747,969
DEDUCT: grant date fair value (GDFV) of equity awards granted during FY	$10,000,000	$3,487,500	$9,800,000	$3,150,000	$8,600,000	$2,737,500
ADD: FV as of FY-end of equity awards granted during the year that are outstanding and unvested as of FY-end	$8,583,138	$2,993,367	$11,133,144	$3,578,514	$7,657,828	$2,437,572
ADD: change as of end of FY in FV of awards granted in any prior year that are outstanding and unvested as of FY-end	$(1,957,237)	$(626,683)	$3,450,408	$1,092,513	$(3,074,011)	$(967,375)
ADD: change as of the vesting date (from end of prior FY) in FV for any equity awards granted in any prior year that vested at the end of or during FY	$445,328	$140,413	$275,909	$91,432	$(569,734)	$(155,935)
DEDUCT: FV at the end of the prior FY for awards granted in any prior year that failed to meet applicable vesting conditions during FY	$0	$0	$0	$0	$0	$0
DEDUCT: change in actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans reported in SCT	$0	$27,053	$3,583,061	$200,994	$4,945,337	$500,694
ADD: aggregate of (i) pension service cost attributable to services rendered during the FY and (ii) any prior service cost attributable to services rendered in prior periods, as determined under Accounting Standards Codification (ASC) 715	$988,659	$152,176	$1,019,723	$131,903	$955,219	$102,693
Compensation Actually Paid (as defined by SEC rule)	$14,217,402	$5,004,351	$21,662,399	$7,353,727	$8,176,718	$2,926,730

Named Executive Officers, Footnote [Text Block]
1.
Andrew Cecere served as our CEO for the entirety of 2022, 2021 and 2020.

2.
The NEOs included in this calculation for each year are:

2022 — Terrance R. Dolan, Jeffry H. von Gillern, Gunjan Kedia and Timothy A. Welsh
2021 — Terrance R. Dolan, Jeffry H. von Gillern, Gunjan Kedia and Shailesh M. Kotwal

Peer Group Issuers, Footnote [Text Block]	3. The peer group TSR is based on the KBW Nasdaq Bank Index.
PEO Total Compensation Amount	$ 16,157,514	$ 19,166,276	$ 16,752,753
PEO Actually Paid Compensation Amount	$ 14,217,402	21,662,399	8,176,718
Adjustment To PEO Compensation, Footnote [Text Block]
4.
The additional table below sets forth each of the amounts required by SEC rule to be deducted from and added to the amount of total compensation as reflected in the Summary Compensation Table, to calculate Compensation Actually Paid. Because the PRSUs are earned based on specified performance-criteria, in computing these amounts with respect to PRSUs, (i) total fair value (FV) as of year-end is based on the updated expected payout of the PRSUs using data through year-end, and (ii) total FV as of the vesting date is based on the number of shares actually earned based on performance. There were no other assumptions made in the valuation of equity awards, including RSUs and stock options, that differs materially from those disclosed as of the grant date of such equity awards.

	2022		2021		2020
	PEO	Other NEOs Average	PEO	Other NEOs Average	PEO	Other NEOs Average
Total Compensation for covered fiscal year (FY) from Summary Compensation Table (SCT)	$16,157,514	$5,859,631	$19,166,276	$5,810,359	$16,752,753	$4,747,969
DEDUCT: grant date fair value (GDFV) of equity awards granted during FY	$10,000,000	$3,487,500	$9,800,000	$3,150,000	$8,600,000	$2,737,500
ADD: FV as of FY-end of equity awards granted during the year that are outstanding and unvested as of FY-end	$8,583,138	$2,993,367	$11,133,144	$3,578,514	$7,657,828	$2,437,572
ADD: change as of end of FY in FV of awards granted in any prior year that are outstanding and unvested as of FY-end	$(1,957,237)	$(626,683)	$3,450,408	$1,092,513	$(3,074,011)	$(967,375)
ADD: change as of the vesting date (from end of prior FY) in FV for any equity awards granted in any prior year that vested at the end of or during FY	$445,328	$140,413	$275,909	$91,432	$(569,734)	$(155,935)
DEDUCT: FV at the end of the prior FY for awards granted in any prior year that failed to meet applicable vesting conditions during FY	$0	$0	$0	$0	$0	$0
DEDUCT: change in actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans reported in SCT	$0	$27,053	$3,583,061	$200,994	$4,945,337	$500,694
ADD: aggregate of (i) pension service cost attributable to services rendered during the FY and (ii) any prior service cost attributable to services rendered in prior periods, as determined under Accounting Standards Codification (ASC) 715	$988,659	$152,176	$1,019,723	$131,903	$955,219	$102,693
Compensation Actually Paid (as defined by SEC rule)	$14,217,402	$5,004,351	$21,662,399	$7,353,727	$8,176,718	$2,926,730

Non-PEO NEO Average Total Compensation Amount	$ 5,859,631	5,810,359	4,747,969
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,004,351	7,353,727	2,926,730
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
4.
The additional table below sets forth each of the amounts required by SEC rule to be deducted from and added to the amount of total compensation as reflected in the Summary Compensation Table, to calculate Compensation Actually Paid. Because the PRSUs are earned based on specified performance-criteria, in computing these amounts with respect to PRSUs, (i) total fair value (FV) as of year-end is based on the updated expected payout of the PRSUs using data through year-end, and (ii) total FV as of the vesting date is based on the number of shares actually earned based on performance. There were no other assumptions made in the valuation of equity awards, including RSUs and stock options, that differs materially from those disclosed as of the grant date of such equity awards.

	2022		2021		2020
	PEO	Other NEOs Average	PEO	Other NEOs Average	PEO	Other NEOs Average
Total Compensation for covered fiscal year (FY) from Summary Compensation Table (SCT)	$16,157,514	$5,859,631	$19,166,276	$5,810,359	$16,752,753	$4,747,969
DEDUCT: grant date fair value (GDFV) of equity awards granted during FY	$10,000,000	$3,487,500	$9,800,000	$3,150,000	$8,600,000	$2,737,500
ADD: FV as of FY-end of equity awards granted during the year that are outstanding and unvested as of FY-end	$8,583,138	$2,993,367	$11,133,144	$3,578,514	$7,657,828	$2,437,572
ADD: change as of end of FY in FV of awards granted in any prior year that are outstanding and unvested as of FY-end	$(1,957,237)	$(626,683)	$3,450,408	$1,092,513	$(3,074,011)	$(967,375)
ADD: change as of the vesting date (from end of prior FY) in FV for any equity awards granted in any prior year that vested at the end of or during FY	$445,328	$140,413	$275,909	$91,432	$(569,734)	$(155,935)
DEDUCT: FV at the end of the prior FY for awards granted in any prior year that failed to meet applicable vesting conditions during FY	$0	$0	$0	$0	$0	$0
DEDUCT: change in actuarial present value of the accumulated benefit under all defined benefit and actuarial pension plans reported in SCT	$0	$27,053	$3,583,061	$200,994	$4,945,337	$500,694
ADD: aggregate of (i) pension service cost attributable to services rendered during the FY and (ii) any prior service cost attributable to services rendered in prior periods, as determined under Accounting Standards Codification (ASC) 715	$988,659	$152,176	$1,019,723	$131,903	$955,219	$102,693
Compensation Actually Paid (as defined by SEC rule)	$14,217,402	$5,004,351	$21,662,399	$7,353,727	$8,176,718	$2,926,730

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
TSR: TSR has the most direct and significant impact on CEO and NEO compensation actually paid. This is primarily driven by our compensation program design, which is structured with a significant portion of compensation at-risk, through RSUs and PRSUs. At least 65% of CEO compensation and more than 60% of NEO compensation is directly impacted by TSR. The graphs below show the relationship between (1) compensation actually paid to our CEO and the average of the compensation actually paid to our other NEOs and our cumulative TSR and (2) our cumulative TSR and peer group TSR, over the three fiscal years ending December 31, 2022.

Compensation Actually Paid vs. Net Income [Text Block]
Net Income: SEC rules require that net income be presented as a performance measure in the Pay versus Performance Table above. The graph below shows the relationship between compensation actually paid to our CEO and the average of the compensation actually paid to our other NEOs and net income attributable to U.S. Bancorp over the three fiscal years ending December 31, 2022 as reported in the company’s consolidated financial statements.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Adjusted ROE: Adjusted ROE is the company-selected measure of the return generated by the company on shareholders’ investment. As the core metric used to link company performance to compensation actually paid, adjusted ROE has a material impact on CEO and NEO compensation because it is used to calculate performance-based long-term incentive results. The company has currently and historically had high ROE performance relative to peer institutions in our financial peer group. The graph below shows the relationship between compensation actually paid to our CEO and the average of the compensation actually paid to our other NEOs and our adjusted ROE over the three fiscal years ending December 31, 2022.

Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Financial Performance Measures
As discussed in the Compensation Discussion and Analysis, our executive compensation program and compensation decisions reflect the guiding principles of aligning long-term performance with shareholder interests. The metrics used within our incentive plans are selected to support these objectives. The most important financial performance measures used by the company to link executive compensation actually paid to the company’s NEOs for the most recently completed fiscal year to the company’s performance are as follows:
▶
Total Shareholder Return (TSR)

▶
Adjusted Return on Equity (ROE)

▶
Adjusted EPS

▶
Corporate Pretax Income

▶
Business Line Pretax Income

Total Shareholder Return Amount	$ 83	102	82
Peer Group Total Shareholder Return Amount	98	124	90
Net Income (Loss)	$ 5,825,000,000	$ 7,963,000,000	$ 4,959,000,000
Company Selected Measure Amount	15.9	13.3	13
PEO Name	Andrew Cecere	Andrew Cecere	Andrew Cecere
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Total Shareholder Return (TSR)
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Return on Equity (ROE)
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Corporate Pretax Income
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Business Line Pretax Income
PEO [Member] | Adj Type 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 10,000,000	$ 9,800,000	$ 8,600,000
PEO [Member] | Adj Type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,583,138	11,133,144	7,657,828
PEO [Member] | Adj Type 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,957,237)	3,450,408	(3,074,011)
PEO [Member] | Adj Type 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	445,328	275,909	(569,734)
PEO [Member] | Adj Type 5 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Adj Type 6 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	3,583,061	4,945,337
PEO [Member] | Adj Type 7 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	988,659	1,019,723	955,219
Non-PEO NEO [Member] | Adj Type 1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,487,500	3,150,000	2,737,500
Non-PEO NEO [Member] | Adj Type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,993,367	3,578,514	2,437,572
Non-PEO NEO [Member] | Adj Type 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(626,683)	1,092,513	(967,375)
Non-PEO NEO [Member] | Adj Type 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	140,413	91,432	(155,935)
Non-PEO NEO [Member] | Adj Type 5 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Adj Type 6 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	27,053	200,994	500,694
Non-PEO NEO [Member] | Adj Type 7 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 152,176	$ 131,903	$ 102,693